UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
           --------------------------------------------------
Address:   c/o Farley Capital L.P.
           --------------------------------------------------
           780 Third Avenue, Suite 3801
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York      May 17, 2004
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this
.........reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   19
                                               -------------

Form 13F Information Table Value Total:             $116,911
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                                       FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   CUSIP       CLASS  x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ----------- --------- -------- -------- --- ---- -------- --------- --------------------------
Berkshire Hathaway Inc Del      084670108     CL A       2706      29   SH         SOLE      NO        29
Berkshire Hathaway Inc Del      084670207     CL B        311     100   SH         SOLE      NO       100
Block H & R Inc                 093671105     COM        7521  147377   SH         SOLE      NO    147377
Central European Media Entrp    G20045202     CL A      28764 1540644   SH         SOLE      NO   1540644
Devry Inc Del                   251893103     COM          30    1000   SH         SOLE      NO      1000
International Speedway Corp     460335201     CL A       1868   39738   SH         SOLE      NO     39738
Mohawk Inds Inc                 608190104     COM       11611  141000   SH         SOLE      NO    141000
Moodys Corp                     615369105     COM        7434  105000   SH         SOLE      NO    105000
Progressive Corp Ohio           743315103     COM       11738  134000   SH         SOLE      NO    134000
Scripps E W Co Ohio             811054204     CL A       5965   59000   SH         SOLE      NO     59000
RenaissanceRe Hldgs Ltd         G7496G103     COM         520   10000   SH         SOLE      NO     10000
Pegasus Communications Corp     705904605     CL A NEW  17434  455200   SH         SOLE      NO    455200
Walgreen Co                     931422109     COM        9905  300600   SH         SOLE      NO    300600
First American Corp Calif       318522307     COM         213    7000   SH         SOLE      NO      7000
Golden West Finl Corp Del       381317106     COM         448    4000   SH         SOLE      NO      4000
Dover Motorsports Inc           260174107     COM        1464  380370   SH         SOLE      NO    380370
Viacom Inc                      925524100     CL A       7849  198500   SH         SOLE      NO    198500
IPC Hldgs Ltd                   G4933P101     ORD         473   12000   SH         SOLE      NO     12000
Clifton Svngs Bancorp Inc       18712Q103     COM         657   48867   SH         SOLE      NO     48867
